Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets with definite useful lives
	As of December 31,	As of December 31,
	2020	2019
Land use right	$2,927,874	$2,742,866
Non-patent technology	470,117	440,410
Software	3,345,742	3,134,328
License	19,879,743	-
Total	26,623,476	6,317,604
Accumulated amortization	(3,546,041)	(2,533,451)
Intangible assets, net	$23,077,435	$3,784,153

Schedule of estimated future amortization expense related to intangible assets
Year
2021	$2,664,207
2022	2,608,606
2023	2,046,532
2024	2,046,532
2025	2,046,532
Thereafter	11,665,026
Total	$23,077,435